Subsequent Events (Details Narrative) (10 Q) - USD ($)				3 Months Ended
	Jun. 05, 2018	Jun. 04, 2018	Apr. 22, 2018	Mar. 31, 2018	Jun. 30, 2017
Class B [Member]
Warrants, Exercise Price				$ 0.38	$ 0.38
Proceeds from warrants exercised				$ 5,472
Class C [Member]
Warrants, Exercise Price				$ 0.50	$ 0.50
Proceeds from warrants exercised				$ 6,000
Subsequent Event [Member] | Class B [Member]
Warrant expiration date		June 7, 2018 to June 29, 2018	Company extended the expiration date of its Class B Warrants from May 7, 2018, to June 7, 2018.
Number of warrants exercised	90,400
Warrants, Exercise Price	$ 0.38
Proceeds from warrants exercised	$ 34,352
Subsequent Event [Member] | Class C [Member]
Warrant expiration date		July 14, 2018 to July 27, 2018